Shareholders' Equity, Capital Ratios and Other Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of Preferred Stock
The following table presents a summary of the Company's non-cumulative perpetual preferred stock:

					2016	2015
	Issuance Date	Earliest Redemption Date	Annual Dividend Rate	Liquidation Amount	Carrying Amount	Carrying Amount
				(Dollars in millions)
Series B Preferred Stock	8/5/2015	8/1/2025	6.625%	$80,000	$76,812	$76,812
Series C Preferred Stock	5/9/2016	5/1/2026	6.600%	57,500	55,285	—
				$137,500	$132,097	$76,812

Actual Capital Amounts and Ratios
The Company’s and IBERIABANK’s actual capital amounts and ratios as of December 31 are presented in the following table.

(Dollars in thousands)	2016
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$818,440	4.00%	N/A	N/A	$2,221,528	10.86%
IBERIABANK	816,152	4.00	1,020,190	5.00	1,878,703	9.21
Common Equity Tier 1 (CET1) (1)
Consolidated	$794,334	4.50%	N/A	N/A	$2,089,431	11.84%
IBERIABANK	792,111	4.50	1,144,160	6.50	1,878,703	10.67
Tier 1 Risk-Based Capital (1)
Consolidated	$1,059,112	6.00%	N/A	N/A	$2,221,528	12.59%
IBERIABANK	1,056,147	6.00	1,408,197	8.00	1,878,703	10.67
Total Risk-Based Capital (1)
Consolidated	$1,412,149	8.00%	N/A	N/A	$2,493,988	14.13%
IBERIABANK	1,408,197	8.00	1,760,246	10.00	2,034,663	11.56

	2015
	Minimum		Well-Capitalized		Actual
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage
Consolidated	$751,798	4.00%	N/A	N/A	$1,790,034	9.52%
IBERIABANK	749,226	4.00	936,532	5.00	1,691,022	9.03
Common Equity Tier 1 (CET1)
Consolidated	$750,616	4.50%	N/A	N/A	$1,684,097	10.10%
IBERIABANK	748,667	4.50	1,081,408	6.50	1,691,022	10.16
Tier 1 Risk-Based Capital
Consolidated	$1,000,822	6.00%	N/A	N/A	$1,790,034	10.73%
IBERIABANK	998,223	6.00	1,330,964	8.00	1,691,022	10.16
Total Risk-Based Capital
Consolidated	$1,334,429	8.00%	N/A	N/A	$2,029,932	12.17%
IBERIABANK	1,330,964	8.00	1,663,705	10.00	1,843,545	11.08